Offerings - Offering: 1	Jul. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 7,439,319,300
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,027,370
Offering Note

(1)	Title of each class of securities to which transaction applies: common stock, $0.01 par value per share, of Arcosa, Inc. (the “Common Stock”).

(2)
Aggregate number of securities to which transaction applies computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”):  As of the close of business on July 21, 2026, the maximum number of shares of Common Stock to which this transaction applies was estimated to be 49,595,462, which consists of (a) 49,106,809 shares of Common Stock issued and outstanding as of such date (which includes 88,418 shares of Common Stock underlying outstanding restricted stock awards (“Restricted Shares”)) and entitled to receive the per share of Common Stock merger consideration of $150.00 in cash (the “merger consideration”), (b) 172,274 shares of Common Stock underlying outstanding restricted stock unit awards (“RSUs”) entitled to receive the merger consideration and (c) 316,379 shares of Common Stock underlying outstanding performance-based restricted stock unit awards (“Performance RSUs”) entitled to receive the merger consideration (assuming the achievement of performance criteria at 100% of target).

(3)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:  Estimated solely for the purposes of calculating the filing fee, the underlying value of the transaction (the “Total Consideration”) was calculated as the product of $150.00 and 49,595,462 shares of Common Stock (which includes the shares of Common Stock underlying Restricted Shares, RSUs and Performance RSUs as set forth in note 2 above).